NOTE 16 – SUBSEQUENT EVENTS (Details Narrative) - USD ($)		6 Months Ended			7 Months Ended			11 Months Ended	12 Months Ended
	Jan. 07, 2026	Jul. 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Aug. 13, 2026	Jul. 31, 2026	Jul. 22, 2026	Dec. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 10, 2026	Aug. 19, 2026	Sep. 30, 2025
Short-Term Debt [Line Items]
Conversion of debt to common stock									$ 162,167
Proceeds from Notes Payable			$ 1,003,200	$ 26,372					606,400	$ 39,611
Convertible Notes Payable									$ 150,000
Stock Issued During Period, Shares, Issued for Services						8,544			65,539
[custom:StockIssuedDuringPeriodValueIssuedForServices1]						$ 60,984
Share Price			$ 4.93			$ 7.14							$ 1.00
Common Stock, Shares, Issued			17,092,694						31,377,368	78,086,881		17,129,717
Business Combination, Consideration Transferred					$ 1,652,910
Preferred Stock, Shares Issued			19,725						18,295	13,400		20,082
Vista Capital Investment [Member]
Short-Term Debt [Line Items]
Conversion of debt to common stock			$ 123,200
Conversion of debt to common stock, shares			28,479
Convertible Notes Payable	$ 110,000
Proceeds from Convertible Debt	$ 89,000						$ 198,160
Taurus Financial Partners L L C [Member]
Short-Term Debt [Line Items]
Proceeds from Notes Payable		$ 370,008
Labrys Fund I I [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable							245,300	$ 150,000			$ 150,000
Purchse price of note payable							$ 223,000
Proceeds from Convertible Debt								$ 119,200	$ 119,200